Debt (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Total debt	$ 464,266,457
Total current portion of long-term debt	41,827,480	$ 27,014,500
Non-current portion of long-term debt	411,385,626	361,227,904
Loans Payable [Member]
Total debt	464,266,457	396,464,628
Deferred Finance Fees	(11,053,351)	(8,222,224)
Net Total Debt	453,213,106	388,242,404
Current portion of long-term debt	44,313,149	29,137,825
Current portion of deferred finance fees	(2,485,669)	(2,123,325)
Total current portion of long-term debt	41,827,480	27,014,500
Non-current portion of long-term debt	411,385,626	361,227,904
First ABN AMRO Facility [Member] | Loans Payable [Member]
Total debt	0	5,000,000
Second ABN AMRO Facility [Member] | Loans Payable [Member]
Total debt	0	50,270,000
DVB Bank Facility [Member] | Loans Payable [Member]
Total debt	0	80,462,000
Joint Bank Facility [Member] | Loans Payable [Member]
Total debt	0	212,282,628
NIBC Bank Facility [Member] | Loans Payable [Member]
Total debt	10,305,000	11,725,000
CACIB Bank Facility [Member] | Loans Payable [Member]
Total debt	36,900,000	36,725,000
ABN/DVB/NIBC Joint Bank Facility [Member] | Loans Payable [Member]
Total debt	204,090,550	0
Nordea/SEB Joint Bank Facility [Member] | Loans Payable [Member]
Total debt	142,688,402	0
Third ABN AMRO Facility [Member] | Loans Payable [Member]
Total debt	$ 70,282,505	$ 0